STATEMENTS OF CHANGES IN NET ASSETS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
OPERATIONS
Net investment income	$ 3,360,036	$ 2,766,890	$ 3,208,965
Net unrealized gain (loss) on investments allocated from The Prudential Variable Contract Real Property Partnership	1,727,205	5,666,123	2,968,823
Net recognized gain (loss) on investments allocated from The Prudential Variable Contract Real Property Partnership	(136,991)	67,194	255,627
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4,950,250	8,500,207	6,433,415
CAPITAL TRANSACTIONS
Net contributions (withdrawals) by contract owners	(3,274,882)	(2,788,759)	(2,664,764)
Net contributions (withdrawals) by Pruco Life Insurance Company	3,756,431	266,935	(2,886,417)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL TRANSACTIONS	481,549	(2,521,824)	(5,551,181)
TOTAL INCREASE (DECREASE) IN NET ASSETS	5,431,799	5,978,383	882,234
NET ASSETS
Beginning of year	106,651,649	100,673,266	99,791,032
End of year	$ 112,083,448	$ 106,651,649	$ 100,673,266